4. STOCK-BASED COMPENSATION (Details - Options by exercise price) - $ / shares	9 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Stock Options [Member]
Range of exercise prices	0.27–$1.50
Number of shares outstanding	2,072,800	1,819,500
Weighted average contractual life	6 years 9 months 25 days
Weighted average exercise price	$ 0.95	$ 0.87
Exercisable number of shares	1,449,800
Exercisable weighted average exercise price	$ 0.79
Option 1 [Member]
Range of exercise prices	0.27
Number of shares outstanding	40,000
Weighted average contractual life	1 year 3 months 15 days
Weighted average exercise price	$ 0.27
Exercisable number of shares	40,000
Exercisable weighted average exercise price	$ 0.27
Option 2 [Member]
Range of exercise prices	0.48
Number of shares outstanding	60,000
Weighted average contractual life	6 years
Weighted average exercise price	$ 0.48
Exercisable number of shares	60,000
Exercisable weighted average exercise price	$ 0.48
Option 3 [Member]
Range of exercise prices	0.5
Number of shares outstanding	100,000
Weighted average contractual life	5 years 2 months 19 days
Weighted average exercise price	$ 0.5
Exercisable number of shares	100,000
Exercisable weighted average exercise price	$ 0.5
Option 4 [Member]
Range of exercise prices	0.55
Number of shares outstanding	44,000
Weighted average contractual life	3 years 11 months 15 days
Weighted average exercise price	$ 0.55
Exercisable number of shares	44,000
Exercisable weighted average exercise price	$ 0.55
Option 5 [Member]
Range of exercise prices	0.7
Number of shares outstanding	100,000
Weighted average contractual life	8 years 4 months 6 days
Weighted average exercise price	$ 0.7
Exercisable number of shares	100,000
Exercisable weighted average exercise price	$ 0.7
Option 6 [Member]
Range of exercise prices	0.73
Number of shares outstanding	786,000
Weighted average contractual life	6 years 6 months 21 days
Weighted average exercise price	$ 0.73
Exercisable number of shares	786,000
Exercisable weighted average exercise price	$ 0.73
Option 7 [Member]
Range of exercise prices	0.85
Number of shares outstanding	6,000
Weighted average contractual life	2 years 9 months 3 days
Weighted average exercise price	$ 0.85
Exercisable number of shares	6,000
Exercisable weighted average exercise price	$ 0.85
Option 8 [Member]
Range of exercise prices	0.9
Number of shares outstanding	36,000
Weighted average contractual life	4 years 2 months 8 days
Weighted average exercise price	$ 0.9
Exercisable number of shares	36,000
Exercisable weighted average exercise price	$ 0.9
Option 9 [Member]
Range of exercise prices	1.2
Number of shares outstanding	207,800
Weighted average contractual life	1 year 11 months 1 day
Weighted average exercise price	$ 1.2
Exercisable number of shares	207,800
Exercisable weighted average exercise price	$ 1.2
Option 10 [Member]
Range of exercise prices	1.25
Number of shares outstanding	45,000
Weighted average contractual life	1 year 2 months 30 days
Weighted average exercise price	$ 1.25
Exercisable number of shares	0
Exercisable weighted average exercise price
Option 11 [Member]
Range of exercise prices	1.3
Number of shares outstanding	478,000
Weighted average contractual life	9 years 2 months 12 days
Weighted average exercise price	$ 1.3
Exercisable number of shares	0
Exercisable weighted average exercise price
Option 12 [Member]
Range of exercise prices	1.42
Number of shares outstanding	100,000
Weighted average contractual life	9 years 5 months 12 days
Weighted average exercise price	$ 1.42
Exercisable number of shares	0
Exercisable weighted average exercise price
Option 13 [Member]
Range of exercise prices	1.5
Number of shares outstanding	70,000
Weighted average contractual life	9 years 11 months 15 days
Weighted average exercise price	$ 1.5
Exercisable number of shares	70,000
Exercisable weighted average exercise price	$ 1.5